Subsequent Events	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Subsequent Events
Subsequent Events

Note 8–Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued, and determined that there were no events or transactions, except as described below, which require recognition or disclosure in these financial statements.

Effective January 1, 2026, the SECURE Act 2.0 updates certain rules related to mandatory Roth treatment of catch-up contributions for high earners and paper statement requirements. The Plan will evaluate the impact of each of the provisions prior to the effective dates.

Effective January 1, 2026, certain employees of Florida Can became eligible for the Plan. In addition, effective January 14, 2026, the Florida Employees Retirement Savings Plan was merged into the Plan. Impacts to the Plan were assessed and determined to be immaterial.